Note 7 - Income Taxes (Details) - Income Tax Provision (Benefit) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current provision:
Federal					$ (388,864)	$ 583,558
State, net of state tax credits					(28,800)	220,896
					(417,664)	804,454
Deferred provision:
Federal					1,403,100	(482,350)
State					355,000	(69,950)
			$ 147,800		1,758,100	(552,300)
Total income tax provision	$ 6,148	$ (163,051)	$ 6,148	$ (284,574)	$ 1,340,436	$ 252,154